Interim Condensed Consolidated Changes In Shareholders' Equity € in Thousands, $ in Thousands	Issued capital [member] Security matters limited [member] USD ($) shares	Additional paid-in capital [member] Security matters limited [member] USD ($)	Foreign Currency Translation [Member] Security matters limited [member] USD ($)	Foreign Currency Translation [Member] USD ($)	Retained earnings [member] Security matters limited [member] USD ($)	Retained earnings [member] USD ($)	Issued And Additional Paid In Capital [Member] USD ($)	Security matters limited [member] USD ($)	Security matters limited [member] EUR (€)	[1]	USD ($)
Beginning balance, value at Dec. 31, 2019		$ 17,357	$ 217		$ (14,324)			$ 3,250
Beginning balance, shares at Dec. 31, 2019 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period					(4,573)			(4,573)
Other comprehensive loss for the period			388					388
Total comprehensive loss for the period			388		(4,573)			(4,185)
Issuance of shares, net		6,857						6,857
Share-based compensation		519						519
Exercise of warrants
Ending balance, value at Dec. 31, 2020		24,733	605		(18,897)			6,441
Ending balance, shares at Dec. 31, 2020 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period					(4,939)			(4,939)
Other comprehensive loss for the period			(382)					(382)
Total comprehensive loss for the period			(382)		(4,939)			(5,321)
Issuance of shares, net		5,892						5,892
Share-based compensation		484						484
Exercise of warrants		395						395
Ending balance, value at Dec. 31, 2021		31,504	223	$ 223	(23,836)	$ (23,836)	$ 31,504	7,891			$ 7,891
Ending balance, shares at Dec. 31, 2021 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period						(2,442)					(2,442)
Other comprehensive loss for the period				(639)							(639)
Total comprehensive loss for the period				(639)		(2,442)					(3,081)
Issuance of shares, net							721				721
Share-based compensation							219				219
Conversion of warrants A to ordinary shares, net (See note 5.2)
Ending balance, value at Jun. 30, 2022				(416)		(26,278)	32,444				5,750
Beginning balance, value at Dec. 31, 2021		31,504	223	223	(23,836)	(23,836)	31,504	7,891			7,891
Beginning balance, shares at Dec. 31, 2021 | shares
IfrsStatementLineItems [Line Items]
Loss after income tax for the period					(6,184)			(6,184)
Other comprehensive loss for the period			(760)					(760)
Total comprehensive loss for the period			(760)		(6,184)			(6,944)
Issuance of shares, net		182						182
Share-based compensation		306						306
Issuance of options to acquire intangible asset		721						721
Ending balance, value at Dec. 31, 2022		$ 32,713	$ (537)	(537)	$ (30,020)	(30,020)	32,713	$ 2,156	€ 25		2,156
IfrsStatementLineItems [Line Items]
Loss after income tax for the period						(33,009)					(33,009)
Other comprehensive loss for the period				(165)							(165)
Total comprehensive loss for the period				(165)		(33,009)					(33,174)
Issuance of shares, net							170				170
Share-based compensation							2,092				2,092
Recapitalization due to issuance of shares following the SPAC transaction, net							11,460				11,460
Conversion of convertible notes to shares							175				175
Conversion of bridge loans to shares							2,983				2,983
Exercise of options							10				10
Conversion of warrants A to ordinary shares, net (See note 5.2)							290				290
Issuance of Security Bundle, net (See note 5.2)							1,837				1,837
Ending balance, value at Jun. 30, 2023				$ (702)		$ (63,029)	$ 51,730				$ (12,001)

[1]	Less than 1 thousand.